Risk management and financial instruments	12 Months Ended
Dec. 31, 2020
Risk Management And Financial Instruments [Abstract]
Risk management and financial instruments
Note 29 - Risk management and financial instruments
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts held at Norwegian finance institutions are insured by Norges Bank (Bank of Norway) up to NOK 2.0 million. As of December 31, 2020, the Company had $8.1 million (December 31, 2019: $117.6 million) in excess of the Norges Bank insured limit.
Foreign exchange risk management
The majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. However, the Company has operations and assets in other countries and incurs expenditures in other currencies, causing its results from operations to be affected by fluctuations in currency exchange rates, primarily relative to the U.S. dollar. There is thus a risk that currency fluctuations will have a positive or negative effect on the value of the Company’s cash flows. The Company has not entered into derivative agreements to mitigate the risk of fluctuations.
Supplier risk
A supplier risk exists in relation to our vessels undergoing construction with Keppel and PPL. However, we believe this risk is remote as Keppel and PPL are global leaders in the rig and shipbuilding sectors. Failure to complete the construction of any newbuilding on time may result in the delay, renegotiation or cancellation of employment contracts secured for the newbuildings. Further, significant delays in the delivery of the newbuildings could have a negative impact on the Company’s reputation and customer relationships. The Company could also be exposed to contractual penalties for failure to commence operations in a timely manner or experience a loss due to non-payment under refund guarantees issued by Keppel’s and PPL’s respective parent, all of which would adversely affect the Company’s business, financial condition and results of operations.
Concentration of financing risk
There is a concentration of financing risk with respect to our long-term debt to the extent that a substantial amount of our long-term debt is carried or will be carried by Keppel and PPL in the form of shipyard financing. We believe the counterparties to be sound financial institutions. Therefore, we believe this risk is remote.